LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Schedule of Liabilities in Respect of Government Grants
	2024	2023

Balance on January 1,	$4,814	$4,744
Grants received *)	177	66
Royalties paid	(298)	(73)
Amounts recorded in profit or loss	(43)	77

Balance on December 31,	$4,650	$4,814

*) Excludes EU Horizon grant amounts received in May 2023 and in August 2024 - see also Note 5g.